Summary of Material Accounting Policies - Consolidated Entities (Parenthetical) (Detail)	1 Months Ended
Aug. 31, 2024
UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of subsidiaries [line items]
Disposal of ownership interest in subsidiary	100.00%